Note C - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2019	2018
Residential real estate	$310,253	$304,079
Commercial real estate:
Owner-occupied	55,825	61,694
Nonowner-occupied	131,398	117,188
Construction	34,913	37,478
Commercial and industrial	100,023	113,243
Consumer:
Automobile	63,770	70,226
Home equity	22,882	22,512
Other	53,710	50,632
	772,774	777,052
Less: Allowance for loan losses	(6,272)	(6,728)

Loans, net	$766,502	$770,324

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
December 31, 2019	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,583	$2,186	$1,063	$1,896	$6,728
Provision for loan losses	98	(1,745)	1,807	840	1,000
Loans charged off	(1,060)	(602)	(1,513)	(1,917)	(5,092)
Recoveries	629	2,089	90	828	3,636
Total ending allowance balance	$1,250	$1,928	$1,447	$1,647	$6,272
December 31, 2018	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,470	$2,978	$1,024	$2,027	$7,499
Provision for loan losses	772	(1,311)	(80)	1,658	1,039
Loans charged off	(874)	(4)	(208)	(2,514)	(3,600)
Recoveries	215	523	327	725	1,790
Total ending allowance balance	$1,583	$2,186	$1,063	$1,896	$6,728
December 31, 2017	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$939	$4,315	$907	$1,538	$7,699
Provision for loan losses	1,016	(632)	658	1,522	2,564
Loans charged off	(745)	(1,067)	(627)	(1,642)	(4,081)
Recoveries	260	362	86	609	1,317
Total ending allowance balance	$1,470	$2,978	$1,024	$2,027	$7,499

Allowance For Loan Losses And The Recorded Investment Of Loans [Table Text Block]
December 31, 2019	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$385	$303	$119	$807
Collectively evaluated for impairment		1,250	1,543	1,144	1,528	5,465
Total ending allowance balance		$1,250	$1,928	$1,447	$1,647	$6,272

Loans:
Loans individually evaluated for impairment		$438	$11,300	$4,910	$487	$17,135
Loans collectively evaluated for impairment		309,815	210,836	95,113	139,875	755,639
Total ending loans balance		$310,253	$222,136	$100,023	$140,362	$772,774
December 31, 2018	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$98	$	----	$	----	$98
Collectively evaluated for impairment		1,583	2,088		1,063		1,896	6,630
Total ending allowance balance		$1,583	$2,186		$1,063		$1,896	$6,728

Loans:
Loans individually evaluated for impairment		$1,667	$3,835		$7,116	$	----	$12,618
Loans collectively evaluated for impairment		302,412	212,525		106,127		143,370	764,434
Total ending loans balance		$304,079	$216,360		$113,243		$143,370	$777,052

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2019	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$2,030	$2,030	$385	$1,375	$197	$197
Commercial and industrial	4,861	4,861	303	4,796	319	319
Consumer:
Automobile	8	8	8	2	----	----
Other	111	111	111	22	9	9

With no related allowance recorded:
Residential real estate	438	438	----	453	23	23
Commercial real estate:
Owner-occupied	1,778	1,778	----	1,902	113	113
Nonowner-occupied	7,492	7,492	----	6,160	477	477
Construction	319	----	----	----	20	20
Commercial and industrial	49	49	----	300	111	111
Consumer:
Home equity	368	368	----	143	19	19

Total	$17,454	$17,135	$807	$15,153	$1,288	$1,288
December 31, 2018	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$362	$362	$98	$367	$15	$15

With no related allowance recorded:
Residential real estate	1,667	1,667	----	511	101	101
Commercial real estate:
Owner-occupied	2,527	2,527	----	2,475	141	141
Nonowner-occupied	2,368	946	----	1,912	57	57
Construction	336	----	----	----	20	20
Commercial and industrial	7,116	7,116	----	5,802	414	414

Total	$14,376	$12,618	$98	$11,067	$748	$748
December 31, 2017	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$372	$372	$94	$378	$17	$17

With no related allowance recorded:
Residential real estate	1,420	1,420	----	851	66	66
Commercial real estate:
Owner-occupied	3,427	3,427	----	2,456	184	184
Nonowner-occupied	4,989	3,534	----	3,521	81	81
Construction	352	----	----	----	19	19
Commercial and industrial	9,154	9,154	----	8,544	481	481
Consumer:
Home equity	203	201	----	208	7	7

Total	$19,917	$18,108	$94	$15,958	$855	$855

Schedule of Recorded Investment In Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2019
Residential real estate	$255	$6,119
Commercial real estate:
Owner-occupied	----	863
Nonowner-occupied	----	804
Construction	----	229
Commercial and industrial	----	590
Consumer:
Automobile	239	61
Home equity	----	392
Other	395	91
Total	$889	$9,149
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2018
Residential real estate	$19	$6,661
Commercial real estate:
Owner-occupied	----	470
Nonowner-occupied	362	574
Construction	66	416
Commercial and industrial	31	228
Consumer:
Automobile	270	59
Home equity	91	183
Other	228	86
Total	$1,067	$8,677

Financing Receivable, Past Due [Table Text Block]
December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$4,015	$1,314	$1,782	$7,111	$303,142	$310,253
Commercial real estate:
Owner-occupied	383	59	144	586	55,239	55,825
Nonowner-occupied	12	----	697	709	130,689	131,398
Construction	186	19	49	254	34,659	34,913
Commercial and industrial	1,320	312	241	1,873	98,150	100,023
Consumer:
Automobile	986	329	246	1,561	62,209	63,770
Home equity	106	18	279	403	22,479	22,882
Other	559	139	443	1,141	52,569	53,710

Total	$7,567	$2,190	$3,881	$13,638	$759,136	$772,774
December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,369	$1,183	$1,642	$6,194	$297,885	$304,079
Commercial real estate:
Owner-occupied	298	----	129	427	61,267	61,694
Nonowner-occupied	299	----	747	1,046	116,142	117,188
Construction	31	----	265	296	37,182	37,478
Commercial and industrial	428	192	110	730	112,513	113,243
Consumer:
Automobile	1,287	286	289	1,862	68,364	70,226
Home equity	171	92	260	523	21,989	22,512
Other	593	291	228	1,112	49,520	50,632

Total	$6,476	$2,044	$3,670	$12,190	$764,862	$777,052

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2019
Residential real estate:
Interest only payments	$209	$	----	$209
Commercial real estate:
Owner-occupied
Interest only payments	882		----	882
Reduction of principal and interest payments	1,521		----	1,521
Maturity extension at lower stated rate than market rate	393		----	393
Credit extension at lower stated rate than market rate	393		----	393
Nonowner-occupied
Credit extension at lower stated rate than market rate	395		----	395
Commercial and industrial
Interest only payments	4,574		----	4,574
Reduction of principal and interest payments	185		----	185
Total TDRs	$8,552	$	----	$8,552
	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms		Total TDRs
December 31, 2018
Residential real estate:
Interest only payments	$216	$	----	$216
Commercial real estate:
Owner-occupied
Interest only payments	968		----	968
Reduction of principal and interest payments	529		----	529
Maturity extension at lower stated rate than market rate	469		----	469
Credit extension at lower stated rate than market rate	402			402
Nonowner-occupied
Interest only payments	----		385	385
Rate reduction	----		362	362
Credit extension at lower stated rate than market rate	561		----	561
Commercial and industrial
Interest only payments	4,742		----	4,742
Total TDRs	$7,887		$747	$8,634

Troubled Debt Restructurings on Financing Receivables Pre And Post Modification [Table Text Block]
		TDRs Performing to Modified Terms		TDRs Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment		Post- Modification Recorded Investment
December 31, 2019
Commercial real estate:
Owner-occupied
Reduction of principal and interest payments	1	$1,036	$1,036	$	----	$	----
Commercial and industrial:
Reduction of principal and interest payments	1	199	199		----		----

Total TDRs	2	$1,235	$1,235	$	----	$	----
		TDRs Performing to Modified Terms		TDRs Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment		Post- Modification Recorded Investment
December 31, 2017
Commercial real estate:
Owner-occupied
Interest only payments	1	$997	$997	$	----	$	----
Credit extension at lower stated rate than market rate	1	412	412		----		----

Total TDRs	2	$1,409	$1,409	$	----	$	----

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2019	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$49,486	$2,889	$3,450	$55,825
Nonowner-occupied	123,847	----	7,551	131,398
Construction	34,864	----	49	34,913
Commercial and industrial	89,749	298	9,976	100,023
Total	$297,946	$3,187	$21,026	$322,159
December 31, 2018	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$50,474	$7,724	$3,496	$61,694
Nonowner-occupied	115,170	----	2,018	117,188
Construction	37,321	----	157	37,478
Commercial and industrial	92,417	6,536	14,290	113,243
Total	$295,382	$14,260	$19,961	$329,603

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2019	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$63,470	$22,490	$53,224	$303,879	$443,063
Nonperforming	300	392	486	6,374	7,552
Total	$63,770	$22,882	$53,710	$310,253	$450,615
	Consumer
December 31, 2018	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$69,897	$22,238	$50,318	$297,399	$439,852
Nonperforming	329	274	314	6,680	7,597
Total	$70,226	$22,512	$50,632	$304,079	$447,449